As filed with the Securities and Exchange Commission on July 6, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22997

Oaktree Funds
 (Exact name of registrant as specified in charter)

333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Address of principal executive offices) (Zip code)

John Sweeney
President
Oaktree Funds
333 South Grand Avenue, 28th Floor
Los Angeles, CA 90071
 (Name and address of agent for service)

(855) 625-3863
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  April 30, 2018

Item 1. Reports to Stockholders.

OAKTREE FUNDS

Semi-Annual Report
Oaktree High Yield Bond Fund
April 30, 2018

Table of Contents

Schedule of Investments	2
Financial Statements	12
Notes to the Financial Statements	17
Expense Example (Unaudited)	24
Board Approval of the Continuation of the Investment Management Agreement	25
Additional Information (Unaudited)	28
Privacy Notice (Unaudited)	30

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2018 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds – 93.9%

Aerospace & Defense – 1.3%
Booz Allen Hamilton Inc[2]	5.13%	05/01/25	80,000	79,200
Esterline Technologies Corp	3.63%	04/15/23	€170,000	210,026
TransDigm Inc	6.50%	05/15/25	85,000	86,700
				375,926
Auto Components – 0.4%
Allison Transmission Inc[2]	5.00%	10/01/24	20,000	19,694
Dana Financing SARL[2]	5.75%	04/15/25	50,000	50,875
Tenneco Inc	5.38%	12/15/24	50,000	49,375
				119,944
Banks – 0.3%
CIT Group Inc	4.13%	03/09/21	70,000	70,249

Beverages – 0.5%
Cott Corp[2]	5.50%	07/01/24	€100,000	128,671

Biotechnology – 1.0%
Grifols SA2	3.20%	05/01/25	€130,000	158,618
Grifols SA	3.20%	05/01/25	€100,000	122,014
				280,632
Building Products – 1.3%
Masonite International Corp[2]	5.63%	03/15/23	80,000	82,800
Standard Industries Inc[2]	5.50%	02/15/23	185,000	191,417
Standard Industries Inc[2]	5.38%	11/15/24	65,000	65,975
USG Corp[2]	5.50%	03/01/25	10,000	10,488
				350,680
Capital Markets – 0.4%
LHC3 PLC (PIK 9.00%)[2]	4.13%	08/15/24	€100,000	122,420

Chemicals – 4.1%
Axalta Coating Systems LLC[2]	4.25%	08/15/24	€115,000	147,408
Chemours Co	5.38%	05/15/27	50,000	49,625
Diamond BC BV2	5.63%	08/15/25	€100,000	115,897
Kraton Polymers Capital Corp[2]	7.00%	04/15/25	125,000	129,688
Kronos International Inc[2]	3.75%	09/15/25	€100,000	123,100
Nufarm Australia Ltd[2]	5.75%	04/30/26	125,000	124,844
Olin Corp	5.13%	09/15/27	60,000	58,950
Olin Corp	5.00%	02/01/30	15,000	14,306
Plastipak Holdings Inc[2]	6.25%	10/15/25	50,000	48,750
PSPC Escrow Corp[2]	6.00%	02/01/23	€100,000	125,963
PSPC Escrow Corp	6.00%	02/01/23	€100,000	125,963
Tronox Finance LLC[2]	6.50%	04/15/26	90,000	89,775
				1,154,269
Commercial Services & Supplies – 2.1%
Covanta Holding Corp	6.38%	10/01/22	75,000	76,781
Covanta Holding Corp	5.88%	03/01/24	75,000	74,062
Covanta Holding Corp	5.88%	07/01/25	15,000	14,625

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2018 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds (Continued)

Commercial Services & Supplies (Continued)
Intrum Justitia AB	3.13%	07/15/24	€100,000	118,925
Iron Mountain Inc[2]	3.00%	01/15/25	€100,000	119,927
Iron Mountain Inc[2]	4.88%	09/15/27	90,000	85,163
TMS International Corp[2]	7.25%	08/15/25	90,000	93,375
				582,858
Communications Equipment – 1.3%
CommScope Inc[2]	5.50%	06/15/24	100,000	102,125
CommScope Inc[2]	5.00%	03/15/27	100,000	96,000
Plantronics Inc[2]	5.50%	05/31/23	90,000	90,225
ViaSat Inc[2]	5.63%	09/15/25	90,000	86,400
				374,750
Construction Materials – 1.2%
James Hardie Industries PLC[2]	4.75%	01/15/25	75,000	73,312
New Enterprise Stone & Lime Co Inc[2]	6.25%	03/15/26	70,000	71,050
Summit Materials LLC	6.13%	07/15/23	185,000	189,163
				333,525
Consumer Finance – 0.6%
Ally Financial Inc	4.13%	02/13/22	10,000	9,962
Ally Financial Inc	4.63%	05/19/22	30,000	30,263
Lincoln Finance Ltd[2]	6.88%	04/15/21	€100,000	125,077
Navient Corp	6.50%	06/15/22	10,000	10,288
				175,590
Containers & Packaging – 3.3%
Ardagh Packaging Finance PLC (PIK 7.38%)	6.63%	09/15/23	€110,000	139,989
Ardagh Packaging Finance PLC[2]	6.75%	05/15/24	€125,000	164,945
BWAY Holding Co2	5.50%	04/15/24	65,000	65,598
Cascades Inc[2]	5.50%	07/15/22	106,000	107,060
Cascades Inc[2]	5.75%	07/15/23	29,000	28,928
Crown European Holdings SA2	2.63%	09/30/24	€105,000	127,721
Sealed Air Corp[2]	4.50%	09/15/23	€100,000	136,586
Silgan Holdings Inc	3.25%	03/15/25	€120,000	148,496
				919,323
Distributors – 0.5%
LKQ Italia Bondco SpA[2]	3.88%	04/01/24	€105,000	134,168

Diversified Consumer Services – 1.4%
AA Bond Co Ltd[2]	5.50%	07/31/22	£100,000	130,106
Service Corp International	5.38%	05/15/24	65,000	66,768
Sotheby’s2	4.88%	12/15/25	75,000	72,563
Verisure Midholding AB2	5.75%	12/01/23	€100,000	120,309
				389,746
Diversified Telecommunication Services – 7.9%
Altice Financing SA2	7.63%	02/15/25	200,000	191,250
Altice Financing SA	6.25%	02/15/25	€100,000	117,237
CenturyLink Inc	5.80%	03/15/22	145,000	145,000

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2018 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds (Continued)

Diversified Telecommunication Services (Continued)
Frontier Communications Corp[2]	8.50%	04/01/26	130,000	126,750
Intelsat Jackson Holdings SA2	8.00%	02/15/24	150,000	158,625
Level 3 Financing Inc	5.13%	05/01/23	250,000	248,437
SBA Communications Corp	4.88%	09/01/24	165,000	159,019
SFR Group SA	5.63%	05/15/24	€225,000	281,498
Telecom Italia SpA[2]	5.30%	05/30/24	400,000	408,900
Telefonica Europe BV (6 Year Swap Rate EUR + 3.80%)[3]	5.00%	03/31/67	€100,000	130,168
Ziggo Bond Finance BV2	4.63%	01/15/25	€200,000	245,421
				2,212,305
Energy Equipment & Services – 2.6%
Ensco PLC	4.50%	10/01/24	10,000	8,175
Ensco PLC	7.75%	02/01/26	70,000	66,062
Ensco PLC	5.75%	10/01/44	10,000	6,987
Forum Energy Technologies Inc	6.25%	10/01/21	75,000	75,000
Nabors Industries Inc[2]	5.75%	02/01/25	85,000	80,644
PHI Inc	5.25%	03/15/19	105,000	100,526
Precision Drilling Corp	6.50%	12/15/21	55,000	56,375
Precision Drilling Corp[2]	7.13%	01/15/26	40,000	40,500
SESI LLC	7.13%	12/15/21	25,000	25,469
SESI LLC[2]	7.75%	09/15/24	95,000	98,562
USA Compression Partners LP2	6.88%	04/01/26	65,000	66,544
Weatherford International Ltd	7.75%	06/15/21	65,000	64,269
Weatherford International Ltd	4.50%	04/15/22	30,000	26,700
Weatherford International Ltd	6.50%	08/01/36	15,000	11,475
				727,288
Food & Staples Retailing – 2.0%
Albertsons Cos Inc	6.63%	06/15/24	75,000	70,312
Albertsons Cos Inc	5.75%	03/15/25	110,000	96,387
Ingles Markets Inc	5.75%	06/15/23	185,000	185,462
Performance Food Group Inc[2]	5.50%	06/01/24	95,000	95,803
Rite Aid Corp[2]	6.13%	04/01/23	80,000	81,800
US Foods Inc[2]	5.88%	06/15/24	40,000	40,900
				570,664
Food Products – 4.0%
B&G Foods Inc	5.25%	04/01/25	160,000	146,800
Darling Global Finance BV2	3.63%	05/15/26	€100,000	122,585
Darling Global Finance BV2	4.75%	05/30/22	€120,000	148,899
JBS USA Finance Inc[2]	7.25%	06/01/21	125,000	126,562
Pilgrim’s Pride Corp[2]	5.75%	03/15/25	90,000	88,200
Pinnacle Foods Finance LLC	5.88%	01/15/24	25,000	25,875
Post Holdings Inc[2]	5.50%	03/01/25	100,000	98,500
Post Holdings Inc[2]	5.00%	08/15/26	45,000	42,300
Post Holdings Inc[2]	5.63%	01/15/28	50,000	47,937
Sigma Holdco BV2	5.75%	05/15/26	€100,000	120,127
TreeHouse Foods Inc[2]	6.00%	02/15/24	145,000	144,819
				1,112,604

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2018 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds (Continued)

Gas Utilities – 1.1%
AmeriGas Partners LP	5.63%	05/20/24	155,000	155,000
Suburban Propane Partners LP	5.50%	06/01/24	15,000	14,512
Suburban Propane Partners LP	5.75%	03/01/25	140,000	135,100
				304,612
Health Care Equipment & Supplies – 0.5%
Auris SA2	8.00%	01/15/23	€100,000	126,260

Health Care Providers & Services – 7.4%
Acadia Healthcare Co Inc	5.13%	07/01/22	130,000	130,650
Acadia Healthcare Co Inc	5.63%	02/15/23	85,000	86,300
Acadia Healthcare Co Inc	6.50%	03/01/24	15,000	15,600
Centene Corp	6.13%	02/15/24	45,000	47,259
Centene Corp	4.75%	01/15/25	35,000	34,114
Community Health Systems Inc	5.13%	08/01/21	100,000	92,500
Community Health Systems Inc	6.88%	02/01/22	110,000	60,775
Community Health Systems Inc	6.25%	03/31/23	85,000	77,722
Constantin Investissement 3 SASU[2]	5.38%	04/15/25	€100,000	118,314
DaVita Inc	5.00%	05/01/25	200,000	190,040
Envision Healthcare Corp	5.63%	07/15/22	215,000	216,612
HCA Holdings Inc	6.25%	02/15/21	335,000	353,006
HCA Holdings Inc	5.88%	05/01/23	25,000	26,125
HCA Holdings Inc	5.25%	06/15/26	35,000	35,263
HealthSouth Corp	5.75%	11/01/24	100,000	102,125
LifePoint Health Inc	5.88%	12/01/23	40,000	39,650
LifePoint Health Inc	5.38%	05/01/24	85,000	81,281
Nidda BondCo GmbH	5.00%	09/30/25	€100,000	118,491
Tenet Healthcare Corp	4.75%	06/01/20	145,000	146,450
Tenet Healthcare Corp[2]	7.50%	01/01/22	95,000	100,463
				2,072,740
Health Care Technology – 0.4%
Change Healthcare Holdings Inc[2]	5.75%	03/01/25	125,000	122,656

Hotels, Restaurants & Leisure – 4.5%
Boyd Gaming Corp	6.38%	04/01/26	85,000	89,205
Brinker International Inc[2]	5.00%	10/01/24	115,000	112,987
Cedar Fair LP	5.38%	06/01/24	50,000	50,876
Cedar Fair LP2	5.38%	04/15/27	45,000	44,887
Churchill Downs Inc[2]	4.75%	01/15/28	80,000	75,800
CPUK Finance Ltd.	4.25%	08/28/22	£100,000	138,857
Eldorado Resorts Inc	6.00%	04/01/25	105,000	104,606
ESH Hospitality Inc[2]	5.25%	05/01/25	145,000	142,100
Golden Nugget Inc[2]	6.75%	10/15/24	165,000	167,888
KFC Holding Co2	5.00%	06/01/24	65,000	64,919
Six Flags Entertainment Corp[2]	4.88%	07/31/24	135,000	131,963
Six Flags Entertainment Corp[2]	5.50%	04/15/27	20,000	19,900
Wynn Resorts Ltd[2]	5.25%	05/15/27	115,000	111,441
				1,255,429

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2018 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds (Continued)

Household Durables – 0.5%
Tempur Sealy International Inc	5.50%	06/15/26	135,000	128,250

Household Products – 0.4%
Central Garden & Pet Co	5.13%	02/01/28	25,000	23,750
Energizer Holdings Inc[2]	5.50%	06/15/25	80,000	79,600
				103,350
Independent Power and Renewable Electricity Producers – 2.0%
AES Corp	4.50%	03/15/23	105,000	105,656
AES Corp	6.00%	05/15/26	115,000	120,750
Dynegy Inc	6.75%	11/01/19	94,000	95,824
NRG Yield Operating LLC	5.38%	08/15/24	15,000	15,094
NRG Yield Operating LLC	5.00%	09/15/26	155,000	151,512
TerraForm Power Inc[2]	4.25%	01/31/23	40,000	38,300
TerraForm Power Inc[2]	5.00%	01/31/28	40,000	37,600
				564,736
Insurance – 0.3%
HUB International Ltd[2]	7.00%	05/01/26	95,000	95,475

IT Services – 1.4%
Cardtronics Inc[2]	5.50%	05/01/25	65,000	60,450
First Data Corp[2]	7.00%	12/01/23	60,000	62,933
First Data Corp[2]	5.75%	01/15/24	255,000	259,493
				382,876
Life Sciences Tools & Services – 1.8%
Jaguar Holding Co II2	6.38%	08/01/23	115,000	116,725
Quintiles IMS Inc[2]	3.50%	10/15/24	€100,000	125,338
Quintiles IMS Inc	3.50%	10/15/24	€100,000	125,339
Synlab Bondco PLC[2]	6.25%	07/01/22	€100,000	125,620
				493,022
Machinery – 0.7%
Gates Global Co2	6.00%	07/15/22	26,000	26,328
Rexnord LLC[2]	4.88%	12/15/25	100,000	96,750
TriMas Corp[2]	4.88%	10/15/25	80,000	77,150
				200,228
Media – 8.2%
Arqiva Broadcast Finance PLC	9.50%	03/31/20	£100,000	144,896
CCO Holdings LLC[2]	5.13%	05/01/23	85,000	85,484
CCO Holdings LLC[2]	5.88%	04/01/24	30,000	30,525
CCO Holdings LLC[2]	5.00%	02/01/28	105,000	97,480
CSC Holdings Inc[2]	5.50%	04/15/27	140,000	134,722
DISH DBS Corp	5.88%	07/15/22	75,000	69,094
DISH DBS Corp	5.00%	03/15/23	65,000	56,306
DISH DBS Corp	7.75%	07/01/26	40,000	36,425
SES SA (5 Year Swap Rate EUR + 4.66%)[3]	4.63%	12/31/49	€100,000	127,035
Sirius XM Radio Inc[2]	5.38%	04/15/25	65,000	64,838
Telenet Finance SCA	4.88%	07/15/27	€90,000	118,009

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2018 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds (Continued)

Media (Continued)
Unitymedia Hessen GmbH & Co KG	3.75%	01/15/27	€200,000	256,772
Univision Communications Inc[2]	5.13%	05/15/23	176,000	167,640
UPC Holding BV	4.00%	01/15/27	€125,000	156,542
Virgin Media Finance PLC	5.50%	09/15/24	£240,000	328,349
Virgin Media Finance PLC[2]	5.50%	01/15/25	20,000	19,525
Vue International Bidco PLC	7.88%	07/15/20	£100,000	139,846
WMG Acquisition Corp[2]	4.13%	11/01/24	€215,000	273,576
				2,307,064
Metals & Mining – 2.2%
BlueScope Steel Finance Ltd[2]	6.50%	05/15/21	45,000	46,575
Eldorado Gold Corp[2]	6.13%	12/15/20	110,000	102,025
First Quantum Minerals Ltd[2]	7.25%	05/15/22	70,000	70,924
Grinding Media Inc[2]	7.38%	12/15/23	80,000	84,700
Novelis Corp[2]	6.25%	08/15/24	65,000	66,381
Novelis Corp[2]	5.88%	09/30/26	95,000	94,525
SunCoke Energy Partners LP2	7.50%	06/15/25	155,000	160,038
				625,168
Multiline Retail – 0.4%
Dollar Tree Inc	5.75%	03/01/23	20,000	20,869
Neiman Marcus Group LLC[2]	8.00%	10/15/21	15,000	10,275
Neiman Marcus Group LLC (PIK 9.50%)[2]	8.75%	10/15/21	137,156	93,952
				125,096
Oil, Gas & Consumable Fuels – 7.9%
Antero Resources Corp	5.63%	06/01/23	55,000	56,444
Baytex Energy Corp[2]	5.13%	06/01/21	65,000	61,750
Carrizo Oil & Gas Inc	6.25%	04/15/23	65,000	67,078
Cheniere Energy Corp	7.00%	06/30/24	100,000	109,625
Cheniere Energy Corp[2]	5.25%	10/01/25	110,000	107,800
Cheniere Energy Corp	5.13%	06/30/27	10,000	9,787
Chesapeake Energy Corp[2]	8.00%	01/15/25	165,000	160,380
Chesapeake Energy Corp[2]	8.00%	06/15/27	5,000	4,825
CITGO Petroleum Corp[2]	6.25%	08/15/22	180,000	180,900
Endeavor Energy Resources LP2	5.50%	01/30/26	65,000	65,487
Energy Transfer Equity LP	7.50%	10/15/20	55,000	59,056
Energy Transfer Equity LP	4.25%	03/15/23	35,000	33,862
Energy Transfer Equity LP	5.88%	01/15/24	95,000	97,256
Extraction Oil & Gas Inc[2]	5.63%	02/01/26	135,000	131,119
Gulfport Energy Corp	6.63%	05/01/23	90,000	90,900
Gulfport Energy Corp	6.00%	10/15/24	30,000	28,650
Laredo Petroleum Inc	5.63%	01/15/22	105,000	106,575
Natural Resource Partners LP	10.50%	03/15/22	67,000	72,025
Oasis Petroleum Inc[2]	6.25%	05/01/26	20,000	20,000
Oasis Petroleum Inc	6.88%	03/15/22	105,000	108,412
Oasis Petroleum Inc	6.88%	01/15/23	35,000	36,050
PDC Energy Inc[2]	5.75%	05/15/26	95,000	95,831
Range Resources Corp	5.00%	08/15/22	55,000	54,313

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2018 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds (Continued)

Oil, Gas & Consumable Fuel (Continued)
RSP Permian Inc	5.25%	01/15/25	95,000	98,563
SM Energy Co	6.13%	11/15/22	30,000	30,450
SM Energy Co	5.00%	01/15/24	20,000	19,150
SM Energy Co	5.63%	06/01/25	20,000	19,500
SM Energy Co	6.75%	09/15/26	20,000	20,450
Sunoco LP2	5.50%	02/15/26	35,000	33,863
Targa Resources Partners LP	6.75%	03/15/24	105,000	109,988
Targa Resources Partners LP	5.13%	02/01/25	40,000	38,900
Ultra Petroleum Corp[2]	6.88%	04/15/22	20,000	14,800
Whiting Petroleum Corp[2]	6.63%	01/15/26	55,000	56,444
				2,200,233
Paper & Forest Products – 1.2%
Mercer International Inc[2]	5.50%	01/15/26	65,000	64,025
Reynolds Group Issuer Inc	5.75%	10/15/20	43,610	43,978
Reynolds Group Issuer Inc[2]	5.13%	07/15/23	60,000	60,338
Reynolds Group Issuer Inc[2]	7.00%	07/15/24	165,000	172,116
				340,457
Personal Products – 0.4%
First Quality Finance Co Inc[2]	4.63%	05/15/21	120,000	119,100

Pharmaceuticals – 2.8%
Catalent Pharma Solutions Inc[2]	4.75%	12/15/24	€115,000	146,311
Endo Finance LLC[2]	5.75%	01/15/22	55,000	45,375
Endo Finance LLC[2]	5.38%	01/15/23	25,000	18,219
Prestige Brands Inc[2]	5.38%	12/15/21	90,000	90,562
Valeant Pharmaceuticals International Inc[2]	5.63%	12/01/21	30,000	29,137
Valeant Pharmaceuticals International Inc[2]	6.50%	03/15/22	30,000	31,238
Valeant Pharmaceuticals International Inc[2]	7.25%	07/15/22	175,000	177,170
Valeant Pharmaceuticals International Inc[2]	5.88%	05/15/23	170,000	156,081
Valeant Pharmaceuticals International Inc[2]	5.50%	11/01/25	100,000	99,875
				793,968
Professional Services – 0.7%
Nielsen Finance LLC[2]	5.00%	04/15/22	170,000	171,717
Nielsen Finance LLC[2]	5.00%	02/01/25	20,000	19,725
				191,442
Real Estate Management & Development – 1.6%
Greystar Real Estate Partners LLC[2]	5.75%	12/01/25	80,000	79,400
Hunt Cos Inc[2]	6.25%	02/15/26	150,000	143,250
Kennedy-Wilson Inc[2]	5.88%	04/01/24	80,000	79,200
Kennedy-Wilson Inc	5.88%	04/01/24	145,000	143,550
				445,400
Road & Rail – 0.5%
Watco Companies LLC[2]	6.38%	04/01/23	125,000	129,063

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2018 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Corporate Bonds (Continued)

Software – 0.6%
Open Text Corp[2]	5.63%	01/15/23	125,000	130,156
Open Text Corp[2]	5.88%	06/01/26	30,000	31,200
				161,356
Specialty Retail – 1.5%
DBP Holding Corp[2]	7.75%	10/15/20	160,000	82,000
Goeasy Ltd[2]	7.88%	11/01/22	75,000	79,687
Group 1 Automotive Inc[2]	5.25%	12/15/23	25,000	24,813
Party City Holdings Inc[2]	6.13%	08/15/23	70,000	71,225
PetSmart Inc[2]	7.13%	03/15/23	60,000	35,250
PetSmart Inc[2]	5.88%	06/01/25	40,000	29,000
Rent-A-Center Inc	4.75%	05/01/21	105,000	98,700
				420,675
Technology Hardware, Storage & Peripherals – 0.7%
NCR Corp	6.38%	12/15/23	195,000	202,313

Textiles, Apparel & Luxury Goods – 1.0%
Hanesbrands Finance SCA[2]	3.50%	06/15/24	€120,000	152,701
Levi Strauss & Co	3.38%	03/15/27	€100,000	124,194
				276,895
Thrifts & Mortgage Finance – 0.9%
Ditech Holding Corp (PIK 1.80%)	9.00%	12/31/24	44,090	32,406
Quicken Loans Inc[2]	5.75%	05/01/25	210,000	206,850
				239,256
Trading Companies & Distributors – 2.1%
Avolon Holdings Ltd[2]	4.50%	03/15/23	60,000	57,600
Avolon Holdings Ltd[2]	5.50%	02/15/24	65,000	63,294
BMC East LLC[2]	5.50%	10/01/24	70,000	69,562
FBM Finance Inc[2]	8.25%	08/15/21	30,000	31,725
H&E Equipment Services Inc	5.63%	09/01/25	75,000	75,562
Park Aerospace Holdings Ltd[2]	5.25%	08/15/22	40,000	39,900
United Rentals North America Inc	4.63%	10/15/25	260,000	252,853
				590,496
Wireless Telecommunication Services – 4.0%
Matterhorn Telecom SA2	3.88%	05/01/22	€100,000	122,713
Sprint Communications Inc	6.00%	11/15/22	395,000	404,381
Sprint Communications Inc	7.63%	02/15/25	15,000	15,825
Sprint Communications Inc	7.63%	03/01/26	30,000	31,650
Sprint Communications Inc	6.88%	11/15/28	100,000	102,250
T-Mobile Inc	6.00%	04/15/24	25,000	26,242
T-Mobile Inc	4.50%	02/01/26	130,000	125,288
Wind Acquisition Finance SA2	3.13%	01/20/25	€270,000	288,086
				1,116,435
Total Corporate Bonds (Cost $26,222,182)				26,269,663

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND	April 30, 2018 (Unaudited)
	Rate	Maturity	Par Value[1]	Fair Value ($)
Real Estate Investment Trusts (REITs) – 2.3%
CyrusOne Inc	5.00%	03/15/24	105,000	105,525
Equinix Inc	2.88%	02/01/26	€180,000	210,348
Geo Group Inc	5.13%	04/01/23	70,000	69,475
Geo Group Inc	6.00%	04/15/26	25,000	24,757
MPT Operating Partnership LP	5.50%	05/01/24	95,000	96,662
MPT Operating Partnership LP	6.38%	03/01/24	75,000	79,125
QTS Finance Corp[2]	4.75%	11/15/25	70,000	66,325
Total Real Estate Investment Trusts (REITs) (Cost $654,280)				652,217

Bank Loans – 0.4%
Household Durables – 0.2%
Serta Simmons Bedding LLC, Secured 2nd Lien Term Loan
(3 Month LIBOR USD + 8.00%, 1.25% Floor)[3]	10.33%	10/21/24	67,239	53,942

Specialty Retail – 0.2%
DBP Holding Corp, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B
(3 Month LIBOR USD + 4.00%, 1.00% Floor)[3]	6.31%	10/11/19	54,842	47,370
Total Bank Loans (Cost $114,417)				101,312

Convertible Preferred Stocks – 0.0%			Shares
Thrifts & Mortgage Finance – 0.0%
Ditech Holding Corp[4]			17	11,220
Total Convertible Preferred Stocks (Cost $27,027)				11,220

Common Stocks – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Ultra Petroleum Corp[4]			3,549	8,589
Total Common Stocks (Cost $55,781)				8,589

Total Investments – 96.6% (Cost $27,073,687)				27,043,001

Other Assets in Excess of Liabilities – 3.4%				940,051

Net Assets – 100.0%				$27,983,052

[1]	Unless otherwise noted, amount is in U.S. Dollars.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration to qualified institutional investors.  At April 30, 2018, the value of these securities amounted to $14,913,562 or 53.3% of net assets.

[3]	Variable rate security. Rate disclosed as of April 30, 2018.
[4]	Non-income producing security.
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

PLC	Public Limited Company
€	Euro
£	British Pound

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Schedule of Investments

OAKTREE HIGH YIELD BOND FUND
Forward Currency Contracts	April 30, 2018 (Unaudited)
				Unrealized
	Settlement	Currency	Currency	Appreciation
Counterparty	Date	Sold	Purchased	(Depreciation)
Bank of New York Mellon	05/04/18	€5,425,744	$6,672,962	$119,013
Bank of New York Mellon	05/04/18	£659,551	$925,924	$17,757
				$136,770

€	Euro
£	British Pound

Country Breakdown
% of Net Assets
United States	74.4%
United Kingdom	3.2%
Canada	2.8%
Italy	2.5%
Luxembourg	2.5%
Germany	2.2%
Spain	1.9%
Netherlands	1.8%
Ireland	1.4%
France	1.4%
Switzerland	1.0%
Sweden	0.9%
Australia	0.6%
Other Assets in Excess of Liabilities	3.4%
100.0%

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statement of Assets and Liabilities	April 30, 2018 (Unaudited)
Oaktree High Yield
Bond Fund
Assets
Investments, at fair value[1]	$27,043,001
Cash	780,192
Dividends and interest receivable	394,112
Receivable for securities sold	211,665
Unrealized appreciation on forward currency contracts	136,770
Foreign currency, at fair value[2]	61,013
Receivable for fees waived	51,326
Prepaid expenses	3,020
Total assets	$28,681,099

Liabilities
Payable for securities purchased	$385,440
Accrued professional expenses	112,453
Accrued fund administration and accounting expenses	63,639
Accrued trustees expenses	55,111
Accrued custodian expenses	43,042
Accrued transfer agent expenses	19,201
Accrued other expenses	14,382
Accrued distribution expenses	3,121
Accrued shareholder reporting expenses	1,658
Total liabilities	698,047
Net Assets	$27,983,052

Components of Net Assets
Paid-in capital	$28,075,402
Undistributed (accumulated) net investment income (loss)	37,576
Accumulated net realized gain (loss)	(235,554)
Net unrealized appreciation (depreciation)	105,628
Net Assets	$27,983,052

[1] Investments, at cost	$27,073,687
[2] Foreign currency, at cost	62,307

Computation of Net Asset Value
Institutional Class
Net assets	$26,685,777
Shares issued and outstanding (unlimited shares authorized, no par value)	2,661,875
Net asset value per share	$10.03
Advisor Class
Net assets	$1,297,275
Shares issued and outstanding (unlimited shares authorized, no par value)	129,360
Net asset value per share	$10.03

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statement of Operations	Period Ended April 30, 2018 (Unaudited)
Oaktree High Yield
Bond Fund
Investment Income
Interest	$731,680
Total investment income	$731,680

Expenses
Professional expenses	$167,968
Trustees expenses	99,827
Investment advisory expenses	81,820
Fund administration and accounting expenses	61,290
Custodian expenses	36,258
Registration expenses	21,548
Transfer agent expenses	18,555
Other expenses	14,272
Insurance expenses	9,541
Distribution expenses	1,628
Shareholder reporting expenses	780
Total expenses	513,487
Less fees waived	(382,309)
Total expenses after fees waived	131,178
Net Investment Income (Loss)	$600,502

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investments and foreign currency transactions	$93,063
Forward currency contracts	(261,642)
$(168,579)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and foreign currency transactions	(757,977)
Forward currency contracts	71,409
(686,568)
Net Realized and Unrealized Gain (Loss)	(855,147)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(254,645)

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Statements of Changes in Net Assets
	Oaktree High Yield Bond Fund
	Period Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
Operations
Net investment income (loss)	$600,502	$1,240,733
Net realized gain (loss)	(168,579)	28,766
Net change in unrealized appreciation (depreciation)	(686,568)	625,143
Net increase (decrease) in net assets resulting from operations	(254,645)	1,894,642

Distributions to Shareholders
From net investment income
Institutional Class	(560,225)	(1,053,992)
Advisor Class	(25,583)	(44,863)
Decrease in net assets resulting from distributions to shareholders	(585,808)	(1,098,855)

Capital Share Transactions
Institutional Class	1,568,404	205,448
Advisor Class	5,167	170,743
Net increase (decrease) in net assets resulting from capital share transactions	1,573,571	376,191

Net Assets
Total increase (decrease) in net assets	733,118	1,171,978
Beginning of period	27,249,934	26,077,956
End of period	$27,983,052	$27,249,934
Undistributed (accumulated) net investment income (loss)	$37,576	$22,882

Transactions in capital stock were as follows:

Institutional Class	Shares
Shares sold	258,727	19,808
Shares issued in reinvestment of distributions	2,049	541
Shares redeemed	(106,631)	—
Net increase (decrease)	154,145	20,349
Advisor Class
Shares sold	—	16,224
Shares issued in reinvestment of distributions	521	402
Shares redeemed	(9)	(2)
Net increase (decrease)	512	16,624
Total net increase (decrease)	154,657	36,973

Institutional Class	Amount
Shares sold	$2,619,519	$200,000
Shares issued in reinvestment of distributions	20,481	5,448
Shares redeemed	(1,071,596)	—
Net increase (decrease)	1,568,404	205,448
Advisor Class
Shares sold	—	166,720
Shares issued in reinvestment of distributions	5,257	4,038
Shares redeemed	(90)	(15)
Net increase (decrease)	5,167	170,743
Total net increase (decrease)	$1,573,571	$376,191

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Financial Highlights
	Oaktree High Yield Bond Fund
	Period Ended
	April 30, 2018	Year Ended	Year Ended	Year Ended
	(Unaudited)	October 31, 2017	October 31, 2016	October 31, 2015
	Institutional	Institutional	Institutional	Institutional
Per Share Operating Performance
Net asset value, beginning of period	$10.34	$10.03	$9.91	$10.00 [1]
Net investment income (loss)[2]	0.22	0.48	0.48	0.42
Net realized and unrealized gain (loss)	(0.31)	0.25	0.27	(0.13)
Net increase (decrease) from investment operations	(0.09)	0.73	0.75	0.29
Distributions from net investment income	(0.22)	(0.42)	(0.61)	(0.38)
Distributions from net realized gain	—	—	(0.02)	—
Total distributions	(0.22)	(0.42)	(0.63)	(0.38)
Net asset value, end of period	$10.03	$10.34	$10.03	$9.91

Total Return
Total investment return based on net asset value	(0.90)%[3]	7.48%	8.15%[3]	2.85%[3]

Ratios to Average Net Assets
Expenses, after fees and expenses waived	0.95%[4]	0.95%	0.95%[4]	0.95%[4]
Expenses, before fees and expenses waived	3.76%[4]	3.97%	3.97%[4]	3.89%[4]
Net investment income (loss)	4.43%[4]	4.69%	5.04%[4]	4.73%[4]

Supplemental Data
Net assets, end of period (000’s)	$26,686	$25,919	$24,952	$23,639
Portfolio turnover rate	21%[3]	47%	51%[3]	46%[3]

[1]	Commencement of operations on December 16, 2014.
[2]	Based on average shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Financial Statements

Financial Highlights
	Oaktree High Yield Bond Fund
	Period Ended
	April 30, 2018	Year Ended	Year Ended	Year Ended
	(Unaudited)	October 31, 2017	October 31, 2016	October 31, 2015
	Advisor	Advisor	Advisor	Advisor
Per Share Operating Performance
Net asset value, beginning of period	$10.33	$10.03	$9.91	$10.00 [1]
Net investment income (loss)[2]	0.21	0.45	0.46	0.40
Net realized and unrealized gain (loss)	(0.31)	0.25	0.27	(0.13)
Net increase (decrease) from investment operations	(0.10)	0.70	0.73	0.27
Distributions from net investment income	(0.20)	(0.40)	(0.59)	(0.36)
Distributions from net realized gain	—	—	(0.02)	—
Total distributions	(0.20)	(0.40)	(0.61)	(0.36)
Net asset value, end of period	$10.03	$10.33	$10.03	$9.91

Total Return
Total investment return based on net asset value	(0.99)%[3]	7.13%	7.89%[3]	2.65%[3]

Ratios to Average Net Assets
Expenses, after fees and expenses waived	1.20%[4]	1.20%	1.20%[4]	1.20%[4]
Expenses, before fees and expenses waived	4.01%[4]	4.22%	4.23%[4]	4.14%[4]
Net investment income (loss)	4.17%[4]	4.44%	4.79%[4]	4.48%[4]

Supplemental Data
Net assets, end of period (000’s)	$1,297	$1,331	$1,126	$1,147
Portfolio turnover rate	21%[3]	47%	51%[3]	46%[3]

[1]	Commencement of operations on December 16, 2014.
[2]	Based on average shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Oaktree Funds

Notes to the Financial Statements
April 30, 2018 (Unaudited)

1. Organization

The Oaktree High Yield Bond Fund (“High Yield Fund”) or (the “Fund”) is a series of shares of beneficial interest of Oaktree Funds (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-ended management investment company.

The Fund’s commencement of operations date and investment objective is as follows:

Fund	Commencement of Operations	Investment Objective
High Yield Fund	December 16, 2014	Provide current income and capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

2. Summary of Significant Accounting Policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the year then ended. Actual results could differ from these estimates.

Security Valuation

GAAP establishes a hierarchal disclosure framework that prioritizes the inputs used in measuring financial instruments at fair value into three levels based on their market observability. Market price observability is affected by a number of factors, such as the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available quoted prices from an active market or for which fair value can be measured based on actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment inherent in measuring fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1: Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2: Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which all significant inputs are directly or indirectly observable.

•
Level 3: Valuations for which one or more significant inputs are unobservable. These inputs reflect the Fund’s assessment of the assumptions that market participants use to value the investment based on the best available information.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the pricing committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current at the measurement date, which may include periods of market

Oaktree Funds

Notes to the Financial Statements
April 30, 2018 (Unaudited)

dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The Fund accounts for the transfer of assets into or out of each fair-value hierarchy level at the beginning of the reporting period. There were no transfers between levels during the year.

All equity securities traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market®, and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the security will be valued at the mean between the most recent quoted bid and asked prices.

Foreign debt securities are priced in their local currencies at the close of their primary exchange or market, or at the valuation time, whichever is earlier. Foreign securities, currencies, and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate on the valuation date of such currencies against the U.S. dollar, as provided by a pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates at the close of the New York Stock Exchange.

Debt securities are valued in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies, including but not limited to: a) the mean between the bid and asked prices; b) matrix pricing; c) other analytical pricing models; and d) market transactions and dealer quotations.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.

Forward currency contracts are valued at the mean between the bid and asked prices. Quotations are available from a pricing service for regularly scheduled settlement dates.

The Board of Trustees (the “Board”) has delegated certain functions to the pricing committee with respect to the valuation of the Fund’s holdings. The pricing committee is comprised of employees of Oaktree Capital Management, L.P. (“Oaktree” or the “Adviser”). The Board has directed the pricing committee to monitor pricing and valuation matters. The pricing committee determines the fair value of holdings for which price quotations are not readily available or are deemed unreliable, or for which an approved valuation method is inappropriate. At April 30, 2018, the Fund did not hold any securities fair valued by the Board.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments at April 30, 2018:

High Yield Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$26,269,663	$—	$26,269,663
Real Estate Investment Trusts (REITs)	—	652,217	—	652,217
Bank Loans	—	101,312	—	101,312
Convertible Preferred Stocks	—	11,220	—	11,220
Common Stock	8,589	—	—	8,589
Total[1]	$8,589	$27,034,412	$—	$27,043,001
Forward Currency Contracts	$—	$136,770	$—	$136,770
Total Assets	$—	$136,770	$—	$136,770

[1]	See the Schedules of Investments for further disaggregation of investment categories.

Oaktree Funds

Notes to the Financial Statements
April 30, 2018 (Unaudited)

Foreign Currency

Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments and foreign currency transactions, as appropriate, for both financial reporting and tax purposes.

Investment Transactions

Investment transactions are recorded on the trade date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses, and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Realized gains and losses are reported on an identified cost basis.

Allocation of Expenses

Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses are allocated daily to each class based on its relative net assets or other appropriate methods.

Distributions to Shareholders

Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions is determined in accordance with federal income tax regulations, which may differ from GAAP. In addition, on an annual basis, the Fund may distribute additional capital gains in the latest calendar quarter, if necessary, to meet minimum distribution requirements and thus avoid being subject to excise taxes.

Indemnifications

Under the Fund’s organizational documents, officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Derivative Financial Instruments

Forward Currency Contracts

The Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies. A forward currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward currency contracts, when used by the Fund, help manage the overall exposure to the currencies, in which the Fund has an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that the value of a forward currency contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Oaktree Funds

Notes to the Financial Statements
April 30, 2018 (Unaudited)

For the period ended April 30, 2018, the average monthly notional balances of outstanding derivative financial instruments were as follows:

Average Notional Balance	High Yield Fund
Forward Currency Contracts	$7,353,476

The effect of derivative instruments on the statement of assets and liabilities at April 30, 2018, was as follows:

	High Yield Fund
	Unrealized appreciation on	Unrealized depreciation on
	forward currency contracts	forward currency contracts
Forward Currency Contracts	$136,770	$ —

The effect of derivative financial instruments on the statement of operations for the period ended April 30, 2018, was as follows:

	High Yield Fund
	Net Realized	Net Change in Unrealized
	Gain (Loss)	Appreciation (Depreciation)
Forward Currency Contracts	$(261,642)	$71,409

In connection with derivative activities, the Fund generally enters into agreements subject to enforceable master netting arrangements that allow the Fund to offset derivative assets and liabilities in the same currency by specific derivative type or, in the event of default by the counterparty, to offset derivative assets and liabilities with the same counterparty. While these derivative instruments are eligible to be offset in accordance with applicable accounting guidance, the Fund has elected to present derivative assets and liabilities based on gross fair value in the statement of assets and liabilities.

At April 30, 2018, the Fund held the following derivative instruments that were subject to offsetting on the statement of assets and liabilities:

High Yield Bond
Assets:

Gross Amounts Not Offset in the
Statement of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross	Offset in the	Presented in the
	Amounts of	Statement of	Statement of
	Recognized	Assets and	Assets and	Financial	Cash Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Received	Net Amount
Forward Currency Contracts	$136,770	$ —	$136,770	$ —	$ —	$136,770

4. Investment Advisory Fees, Fee Waivers and Distribution Fees

The Adviser serves as investment adviser to the Fund pursuant to an investment management agreement (the “Investment Management Agreement”) with the Trust, on behalf of the Fund. As the Fund’s investment adviser, Oaktree provides certain management and investment advisory services for the Fund, including managing the investment of the Fund’s assets on a discretionary basis. Under the Investment Management Agreement, the Fund pays the Adviser a monthly fee at an annual rate of the Fund’s average daily net assets (the “Management Fee”) as shown in the chart below.

Oaktree Funds

Notes to the Financial Statements
April 30, 2018 (Unaudited)

The Adviser has contractually agreed to limit the Fund’s ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed the following ratios (the “Expense Caps”). For the purposes of the expense limitation agreement between the Adviser and the Fund, “ordinary operating expenses” excludes acquired fund fees and expenses, interest, taxes, organizational expenses, brokerage commissions, other investment-related costs, and non-routine or extraordinary expenses. The Fund’s expense limitation is expected to apply until at least February 2019.

		Annual Expense Cap
Fund	Annual Management Fee	Institutional	Advisor
High Yield Fund	0.60%	0.95%	1.20%

Any fee waivers made by Oaktree with respect to the Fund are subject to recoupment from the Fund within three years after the date of which such fees were waived or expenses reimbursed, provided that such recoupment does not cause any class of the Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed and is not to exceed the Fund’s current Expense Caps. At April 30, 2018, the Adviser is eligible to recoup the following fees:

Fund	Recoupment Amount Expiring October 31,
	2021	2020	2019	2018
High Yield Fund	$382,309	$810,610	$740,636	$652,244

The Adviser has not recouped any amount for the period ending April 30, 2018 and does not have any amount outstanding to recoup at April 30, 2018.

Advisor Class shares of the Fund make payments under a distribution plan (the “Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Fund’s distributor for distribution and related services at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisor Class shares.  The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Advisor Class shares and are disclosed in the statement of operations. No distribution or servicing fees are paid by the Institutional Class shares.

5. Purchases And Sales

For the period ended April 30, 2018, purchases and sales of investments, excluding short-term securities, were as follows:

Fund	Purchases	Sales
High Yield Fund	$7,577,013	$5,617,230

6. Income Tax Information

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as “interest expense” or “other expenses,” respectively, in the statement of operations. During the year, the Fund did not incur any interest or penalties.

The Fund has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years 2015, 2016 and 2017 for the Fund, are those that are open for exam by taxing authorities.

Oaktree Funds

Notes to the Financial Statements
April 30, 2018 (Unaudited)

The tax character of distributions paid for the Fund were as follows:

	Period Ended April 30, 2018		Year Ended October 31, 2017
	Ordinary	Long Term	Ordinary	Long Term
Fund	Income*	Capital Gains**	Income*	Capital Gains**
High Yield Fund	$585,808	$ —	$1,098,855	$ —

*	For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
**
The Fund designates as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero.

The cost basis of investments for federal income tax purposes as of October 31, 2017, was as follows:

High Yield Fund
Tax cost of investments	$25,245,716
Unrealized appreciation	1,134,989
Unrealized depreciation	(408,154)
Net unrealized appreciation (depreciation)	726,835

At October 31, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

High Yield Fund
Net unrealized appreciation (depreciation)	$726,835
Undistributed ordinary income	91,090
Other temporary differences	(2,847)
Other accumulated gain/(loss)	(66,975)
Total accumulated gain/(loss)	748,103

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable primarily to the unrealized gain/loss on foreign currency.

At October 31, 2017, the Fund had $66,975 available in short term capital loss carryforwards. These capital losses are available to offset future realized gains. There is no expiration date on these capital losses.

At October 31, 2017, the Fund had no deferred, on a tax basis, late year ordinary losses.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2017, the following table shows the reclassifications made:

Undistributed
		(Accumulated)	Accumulated
	Paid-In	Net Investment	Net Realized
	Capital	Income (Loss)	Gain (Loss)
High Yield Fund	$ —	$(254,620)	$254,620

7. Principal Risks

Credit Risk. Debt obligations, such as bonds and bank loans, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a debt security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. A debt obligation may decline in price if market participants become concerned regarding the creditworthiness or credit rating of the issuer, regardless of whether the issuer has defaulted.

Oaktree Funds

Notes to the Financial Statements
April 30, 2018 (Unaudited)

Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as part of a strategy designed to reduce exposure to other risks, such as currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in the prospectus, such as liquidity risk, market risk and credit risk. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The following is a list of certain derivatives in which the Fund intends to invest and the principal risks associated with each of them:

Forward Foreign Currency Exchange Contracts – Forward foreign currency exchange transactions are over-the counter contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the value of non-U.S. dollar denominated securities but rather allow the Fund to establish a fixed rate of exchange for a future point in time. This strategy can have the effect of reducing returns and minimizing opportunities for gain. Forward contracts are not regulated by the Commodity Futures Trading Commission (the “CFTC”) and therefore, the Fund will not receive any benefit of CFTC regulation when trading forwards.

Foreign Currency Risk. A significant portion of the Fund’s investments may be denominated in currencies other than the U.S. dollar. Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on the performance of the Fund.

High Yield Bond Risk. High yield bonds are subject to greater risk of loss of principal and interest than higher-rated securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with high yield bonds, the yields and prices of such securities may be more volatile than those for higher-rated securities. The market for high yield bonds is thinner, often less liquid, and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold and may make it difficult to sell such securities. The value of high yield bonds tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield bonds and the junk bond markets generally, particularly in times of market stress.

Interest Rate Risk. The value of fixed income securities may decline because of increases in interest rates. The value of a fixed income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Recently, interest rates in the United States have been at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. Rising interest rates could have unpredictable effects on the markets and may expose fixed income and related markets to heightened volatility. For fixed income securities, an increase in interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Fund investments, adversely affect values, and increase the Fund’s costs. If dealer capacity in fixed income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed income markets.

8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjusting or additional disclosure in the financial statements.

Oaktree Funds

Expense Example
April 30, 2018 (Unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory expenses; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on a hypothetical investment of $1,000 invested on November 1, 2017 and held through April 30, 2018.

The expense examples provide information about actual account values based on actual returns and expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value dividend by $1,000 = 8.6), and then multiply the result by the number under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional expenses, if any. Therefore, the hypothetical information in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Actual			Hypothetical (5% return before expenses)
	Annualized	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Expense	Account	Account Value	Paid During	Account	Account Value	Paid During
	Ratio	Value	April 30, 2018	Period[1]	Value	April 30, 2018	Period[1]
Oaktree High Yield Bond Fund
Institutional Class	0.95%	$1,000	$991	$2.33	$1,000	$1,020	$4.76
Advisor Class	1.20%	$1,000	$990	$2.95	$1,000	$1,019	$6.01

[1]
Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).  Expenses reflect amounts net of fees waived by the Adviser.

Oaktree Funds

Board Approval of the Continuation of the
Investment Management Agreement
April 30, 2018 (Unaudited)

At a meeting held on December 14, 2017, the Board of Trustees of the Oaktree Funds (the “Trust”), including a majority of the trustees who are not “interested persons” as defined under the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously voted to approve the investment management agreement between the Trust, on behalf of the Oaktree High Yield Bond Fund (the “Fund”), and Oaktree Capital Management, L.P. (“OCM” or the “Adviser”).

In considering the approval of the investment management agreement (the “Agreement”), the Independent Trustees were advised by independent legal counsel, who assisted the Independent Trustees with the evaluation of comparative data regarding advisory fees, expense ratios (before and after expense caps) and investment performance of the Fund with that of peer universe of similar funds (“Peer Funds”).

It was noted that the Board reviewed substantial information regarding OCM, including its management, investment performance, organizational structure, operations and investment processes.  In connection with their consideration of the Agreement, the Independent Trustees had requested and evaluated extensive information and materials from OCM and other sources, including, among other items: (a) the discretionary investment advisory services provided by OCM; (b) the breadth and experience of the investment management and research staff of OCM; (c) financial statements for the last two fiscal years of OCM; (d) the Forms ADV of OCM; (e) the compliance program of OCM with respect to the Fund; (f) the fees charged to institutional and other clients relative to fees charged to the Fund by OCM; (g) the resources devoted to compliance with respect to the Fund (i) investment policy, (ii) investment restrictions, (iii) policies on personal securities transactions, and (iv) other policies and procedures that form OCM’s compliance program with respect to the Fund; and (h) OCM’s responsibilities overseeing the Fund’s service providers.

With the assistance of independent legal counsel, the Board considered all factors deemed relevant respecting OCM, including, but not limited to: the nature and quality of services provided; investment performance relative to appropriate Peer Funds and indices; skills, breadth of experience and capabilities of personnel, including continued employment of key personnel; stability of management; comparative data on fees and expenses; potential economies of scale; a commitment to provide a contractual expense cap with respect to the Fund; potential benefits to OCM from its relationship to the Fund, including potential revenues that may be derived from services provided to the Fund by OCM affiliates, if any; and potential benefits to the Fund and its shareholders of receiving research services, if any, from broker/dealer firms in connection with the allocation of portfolio transactions to such firms.

It was noted that in determining to approve the Agreement, the Board considered the following factors:

The Nature, Extent and Quality of the Investment Management Services.  The Board considered the nature and quality of investment management services provided by OCM, the expertise and investment experience of the investment management personnel who provide these services, and the extensive research resources and credit analysts available to the portfolio management teams.  In addition to the investment research and advisory services, the Board considered the internal controls and compliance resources of OCM, as well as the service provider oversight and day-to-day operational responsibilities provided by OCM, including OCM personnel serving as officers of the Trust.

The Board considered the additional services that OCM provides to the Fund that are not provided to OCM’s institutional and other clients.  The Board noted the investment management, compliance and administrative services that OCM provides to the Fund.  In addition, the Board considered the other direct and indirect benefits to the Fund, such as the expense cap arrangement with OCM.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by OCM.

Oaktree Funds

Board Approval of the Continuation of the
Investment Management Agreement
April 30, 2018 (Unaudited)

Investment Performance.  The Board received and considered information about the investment performance of the Fund, as well as the performance of a group of comparable funds selected by Strategic Insight and the performance of the Fund’s benchmark index, the ICE Bank of America Merrill Lynch Non-Financial Developed Markets High Yield Constrained Index – USD Hedged (the “benchmark index”).  In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of the Fund.  The Board noted that (i) the 1-year return of the Fund for the period ended December 31, 2016 was slightly above the median 1-year return of its peer group, but below the 1-year return of the benchmark index for such period, and (ii) the year-to-date return of the Fund for the period ended October 31, 2017 was below the median year-to-date return of its peer group and the year-to-date return of its benchmark index for such period.

The Board reviewed the composite investment performance of the accounts managed by OCM that have a substantially similar to that of the Fund (the “Composite”).  It was noted that OCM had prepared the Composite’s performance in compliance with Global Investment Performance Standards (“GIPs”) and that this methodology differed from the guidelines of the Securities and Exchange Commission for calculating performance of mutual funds.  The Board noted that the net investment performance of the Composite was below the performance of the benchmark index for the year-to-date period ended October 31, 2017, the one- and three-year periods ended December 31, 2016 and since inception (11/30/10).  The Board noted that the investment performance of the Composite, when compared to the performance of the peer group of funds, was below the median performance of the peer group of funds for the year-to-date period ended October 31, 2017 and the three-year period ended December 31, 2016, but was above the median performance of the peer group of funds for the one-year period ended December 31, 2016 and since inception (11/30/10).  The Trustees did not consider the performance data in the Composite as a substitute for the performance of the Fund, nor as an indication of future performance of the Fund.

The Board also met with and discussed the Fund’s investment performance with a member of the Fund’s portfolio management team.  The Board concluded that the investment performance generated by OCM was satisfactory.

Profits and Costs of OCM; Expense Ratios of the Fund.  At the request of the Trustees, OCM provided information concerning its profitability from the Agreement.  The Trustees reviewed with OCM the assumptions and methods of allocation used by OCM in preparing Fund-specific profitability data.  In considering profitability information, the Trustees considered the effect of fall-out benefits on OCM expenses.  The Trustees recognized that OCM should, in the abstract, be entitled to earn a reasonable level of profits for the services it provides, to the Fund.  The Board noted the startup costs involved with the Fund and the lack of profitability.

The Board reviewed comparative fee information regarding the fees OCM charged institutional and other clients with similar investment strategies.  The Board considered the fee charged to the Fund in light of the services that OCM provides to the Fund.  It was noted that OCM provides additional services to the Fund that OCM does not provide to its institutional and other clients (including certain sub-advised funds).  In addition, the Board considered the fees paid to OCM for the investment management, compliance, operational and administrative services OCM provides to the Fund.

The Board discussed the terms of the expense caps provided by OCM, as well as the recoupment provisions.  The Board reviewed the investment advisory fee and the expense ratio before Rule 12b-1 fees, but after the expense cap, for the Fund and compared them with fees and expense ratios of peer funds.  It was noted that the investment advisory fee for the Fund was below the median investment advisory fee for the peer funds (with assets under management of $25-49 million).  It was noted that the net expense ratio of 0.95% for the Fund’s Institutional Class was above the median total expense ratio (excluding 12b-1 fees) of the peer funds (with assets under management of $25-49 million).

Based on the information it reviewed, the Board, including a majority of the Independent Trustees, concluded that the investment advisory fee was reasonable in relation to the services provided and is in the best interests of the Fund and its shareholders.

Oaktree Funds

Board Approval of the Continuation of the
Investment Management Agreement
April 30, 2018 (Unaudited)

Economies of Scale.  The Board considered the investment advisory fees, noting that they did not contain breakpoints.  It was noted that the Board would have an opportunity to revisit the level at which breakpoints are established on the Fund at the time the Board considers the next advisory contract renewal.  The Board noted the existence of the expense cap and determined that it was premature to discuss breakpoints.

Conclusion.  The Board concluded that the continuation of the investment management agreement should be approved for an additional twelve-month period.  The Board determined that continuing the investment management agreement with OCM was in the best interests of the Fund and its shareholders.  In reaching their determination, the Trustees did not identify any particular information that was controlling, and it is likely that each Trustee individually attributed different weights to the various factors considered.

Oaktree Funds

Additional Information
April 30, 2018 (Unaudited)

Information About Proxy Voting

Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling 855-OAK-FUND and on the SEC website at http://www.sec.gov.

A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling 855-OAK-FUND and (ii) on the SEC website at http://www.sec.gov.

Information About Portfolio Holdings

The Fund intends to disclose its portfolio holdings on a quarterly basis by posting the Annual, Semi-Annual and Form N-Q regulatory filings on the SEC website at http://www.sec.gov. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You can also review and obtain copies of the Form N-Q at the SEC’s Public Reference Room in Washington, DC (information on the operation of Public Reference Room may be obtained by calling 1-800-SEC-0330).

Householding—Important Notice Regarding Delivery of Shareholder Documents

In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free 855-OAK-FUND to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.

Oaktree Funds

Additional Information
April 30, 2018 (Unaudited)

Tax Information

For the fiscal year ended October 31, 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

High Yield Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2017 was as follows:

High Yield Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows:

High Yield Fund	0.00%

Foreign Shareholders: The percent of ordinary income distributions designated as interest related dividends for the fiscal year ended October 31, 2017 was as follows:

High Yield Fund	94.37%

Oaktree Funds

Privacy Notice
April 30, 2018 (Unaudited)

Oaktree Funds (the “Trust”, and each series of the Trust, a “Fund”) is committed to maintaining the privacy of its former, current and prospective investors. Investors provide the Trust important personal and financial information and protecting and safeguarding this information is a very high priority of the Trust.

In connection with offering shares of the Fund to current and potential investors, the Trust obtains nonpublic personal information about its investors. This information may include an investor’s name, address, e-mail address, social security number, account number, financial situation, transaction history and other personal or financial information.

The Trust may collect nonpublic personal information about investors from the following sources:

•	Information received on applications, forms, questionnaires, websites, agreements or other similar documents prepared in the course of establishing an investor relationship.

•	Information about an investor’s transactions with the Trust, the Trust’s affiliates or others.

The Trust does not disclose any nonpublic personal information about its investors or former investors, except to the Trust’s affiliates, including the investment adviser, and to non-affiliated parties as permitted by law, including to process transactions (such as when it is necessary in the course of processing share purchases and redemptions or otherwise administering the Trust), and then subject to customary confidentiality, or to respond to regulatory inquiries, inspections, examinations, court orders and legal investigations. Non-affiliated parties of the Trust include accountants, attorneys, transfer agents, custodians, broker-dealers and companies providing the Trust with administrative services. The Trust may use investors’ nonpublic personal information for marketing purposes.

Federal law gives investors the right to limit sharing of their nonpublic personal information to instances necessary for the Trust’s affiliates’ everyday business purposes, including activities such as Trust affiliates (i) sharing information about an investor’s creditworthiness with respect to the Fair Credit Reporting Act, (ii) using an investor’s nonpublic information to market to the investor, and (iii) sharing investors’ nonpublic information in order for non-affiliates to market to investors. State laws may give investors additional rights to limit sharing.

The Trust restricts access to nonpublic personal information about investors to those personnel, agents or other parties who need to know the information to provide products or services to investors. The Trust maintains security measures, including physical, electronic and procedural safeguards that comply with federal law to guard investors’ nonpublic personal information. These measures include computer safeguards and secured files and offices.

When an investor is no longer a shareholder of the Fund, the Trust continues to share investor’s information as described in this notice.

If an investor has any concerns about this notice and the processing of an investor’s nonpublic personal information, please contact the Trust at 1-855-OAK-FUND (or 1-855-625-3863).

Oaktree Funds

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Investment Adviser:
Oaktree Capital Management, L.P.
333 South Grand Avenue
28th Floor
Los Angeles, CA 90071

Contact Information:
www.oaktreefunds-us.com
855-OAK-FUND

Independent Registered Public Accounting Firm:
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, MN 55402

Legal Counsel:
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019-6099

Distributor:
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator, Fund Accountant and Transfer Agent:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian:
Bank of New York Mellon
One Wall Street
New York, NY 10286

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(a)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Oaktree Funds Trust

By (Signature and Title)      /s/John Sweeney
John Sweeney, President

Date   June 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/John Sweeney
John Sweeney, President

Date   June 27, 2018

By (Signature and Title)      /s/John Edwards
John Edwards,
Chief Financial Officer
Date   June 27, 2018